UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street

         London, United Kingdom  W1J 0AH

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     November 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $1,814,689 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102   112417  2630254 SH       SOLE                  1977770   199696   452788
AMDOCS LTD                     ORD              G02602103   162355  6039987 SH       SOLE                  4540297   458349  1041341
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    47763  1089732 SH       SOLE                   819086    81705   188941
AUTODESK INC                   COM              052769106    10662   448000 SH       SOLE                   448000        0        0
BARD C R INC                   COM              067383109    72865   926917 SH       SOLE                   695824    70261   160832
BECTON DICKINSON & CO          COM              075887109   176651  2532634 SH       SOLE                  1902070   191570   438994
BLACKBAUD INC                  COM              09227Q100    62117  2677458 SH       SOLE                  2013198   203279   460981
CITRIX SYS INC                 COM              177376100    90953  2318457 SH       SOLE                  1740934   176354   401169
DEERE & CO                     COM              244199105    83750  1951315 SH       SOLE                  1467690   148074   335551
EBAY INC                       COM              278642103    66064  2798143 SH       SOLE                  2102641   212052   483450
GREENHILL & CO INC             COM              395259104    84927   948053 SH       SOLE                   707281    77697   163075
JOHNSON CTLS INC               COM              478366107    46273  1810352 SH       SOLE                  1359650   136989   313713
JONES LANG LASALLE INC         COM              48020Q107    71815  1516051 SH       SOLE                  1139939   115095   261017
MILLIPORE CORP                 COM              601073109    77326  1099468 SH       SOLE                   828870    80810   189788
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    56222  1722493 SH       SOLE                  1294775   130723   296995
MOHAWK INDS INC                COM              608190104    39987   838474 SH       SOLE                   628028    64092   146354
NALCO HOLDING COMPANY          COM              62985Q101    51177  2497654 SH       SOLE                  1876847   189286   431521
NORTHERN TR CORP               COM              665859104    94004  1616292 SH       SOLE                  1219012   123090   274190
PLUM CREEK TIMBER CO INC       COM              729251108   133064  4342819 SH       SOLE                  3528131   303217   511471
SPDR TR                        UNIT SER 1       78462F103     9500    90000 SH       SOLE                        0    90000        0
STAPLES INC                    COM              855030102    53035  2284006 SH       SOLE                  1703797   187342   392867
VARIAN MED SYS INC             COM              92220P105    89662  2128227 SH       SOLE                  1599992   161327   366908
VCA ANTECH INC                 COM              918194101    43306  1610504 SH       SOLE                  1210800   120615   279089
WATERS CORP                    COM              941848103    78794  1410559 SH       SOLE                  1059615   105541   245403